SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Payroll and related expenses	$ 2,417	$ 1,758	$ 867
Subcontractor and outsourced work	1,245	2,331	3,362
Share-based compensation	191	532
Legal fees			20
Pilot expenses and other	164	130	212
Research and development expense	$ 4,017	$ 4,751	$ 4,462